Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Selling Marketing And Administration | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		$ 0
Selling Marketing And Administration | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(2)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(4)
Revenue | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0	(10)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(7)	(5)
Cost of sales | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		0
Cost of sales | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(1)
Research And Development | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(1)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		(1)
Currency Option Contracts | Research And Development
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)	0
Foreign Exchange Option | Selling Marketing And Administration
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0
Foreign Exchange Option | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0
Forward Contracts | Selling Marketing And Administration
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(2)
Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	0	0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		5
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)	(4)	8
Derivative Instruments, Gain (Loss) Recognized In Income Unqualified Portion, Net	0
Derivative Instruments, Gain Loss Reclassified from Accumulated OCI to Income, Unqualified Portion, Net	(9)
Forward Contracts | Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		7
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		52
Forward Contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(1)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2)	5
Forward Contracts | Research And Development
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(4)	(1)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (6)	$ 11